UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07988
LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	2/28/2005

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST – BALANCED FUND  February 28, 2005

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 95.46%

Lord Abbett Affiliated
Fund, Inc.-Class Y(a)	33,755,662	$498,233

Lord Abbett Bond-Debenture
Fund, Inc.-Class Y(b)	34,000,611	277,105

Lord Abbett Large Cap-Core
Fund-Class Y(c)	971,574	27,340

Lord Abbett Total Return Fund
Fund-Class Y(d)	9,414,494	99,323

Total Investments in Underlying Funds
(Cost $829,954,184)		$902,001

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.24%

Repurchase Agreement 4.24%
Repurchase Agreement
dated 2/28/2005, 2.03%
due 3/1/2005 with State
Street Bank & Trust Co.
collateralized by $40,475,000
of Federal National Mortgage
Assoc. at 3.75% due 5/17/2007;
value: $40,819,847; proceeds: $40,018,043
(Cost $40,015,787)	$40,016	$40,016

Total Investments in Securities 99.70%
(Cost $869,969,971)		942,017
Other Assets
in Excess of Liabilities 0.30%		2,849
Net Assets 100.00%		$944,866

(a)                                  Fund investment objective is to seek long-term growth of capital and income without excess fluctuations in market value.

(b)                                 Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(c)                                  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(d)                                 Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST – CONVERTIBLE FUND February 28, 2005

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 96.26%

COMMON STOCKS 3.05%

Airlines 0.23%
Pinnacle Airlines Corp.*	45	$472,050

Communication Equipment 0.20%
Nortel Networks Corp.*(a)	150	402,000

Consumer Services 1.08%
Cendant Corp.	100	2,212,000

Miscellaneous Transport 0.11%
Continental Airlines, Inc. Class B*	22	235,620

Pharmaceuticals 0.41%
Eyetech Pharmaceuticals, Inc.*	25	828,500

Retail-Specialty 1.02%
Foot Locker, Inc.	76	2,072,616

Total Common Stocks (Cost $6,772,279)		6,222,786

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 71.83%

Advertising 3.02%
Getty Images, Inc.	0.50%	6/9/2023	$1,925	3,034,281
Lehman Brothers Holdings, Inc. Series WPP	0.25%	2/4/2012	3,000	3,120,000
Total				6,154,281

Airlines 1.24%
Continental Airlines, Inc.	4.50%	2/1/2007	1,405	1,131,025
Northwest Airlines Corp.	7.625%#	11/15/2023	2,000	1,387,500
Total				2,518,525

Biotechnology 3.17%
Amylin Pharmaceuticals, Inc.	2.25%	6/30/2008	1,775	1,752,813
Decode Genetics, Inc.	3.50%	4/15/2011	2,125	1,814,219
DOV Pharmaceuticals, Inc.+	2.50%	1/15/2025	1,425	1,355,531
Invitrogen Corp.	2.25%	12/15/2006	1,525	1,534,531
Total				6,457,094

See Notes to Schedule of Investments.

1

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Broadcast & Cable 1.14%
EchoStar Communications Corp.	5.75%	5/15/2008	$2,276	$2,327,210

Commercial Services 3.37%
Charles River Accociates, Inc.	2.875%	6/15/2034	1,375	1,830,468
Fluor Corp.	1.50%	2/15/2024	2,525	3,080,500
Navigant International, Inc.	4.875%	11/1/2023	1,875	1,942,969
Total				6,853,937

Communication Equipment 3.20%
Agere Systems, Inc.	6.50%	12/15/2009	1,795	1,934,112
Comverse Technology, Inc.	Zero Coupon	5/15/2023	2,150	2,934,750
Powerwave Technologies, Inc.	1.25%	7/15/2008	1,775	1,650,750
Total				6,519,612

Conglomerates 3.52%
3M Co.	Zero Coupon	11/21/2032	2,125	1,909,844
Roper Industries, Inc.	1.481%	1/15/2034	4,000	1,920,000
Tyco Int’l. Group(a)	2.75%	1/15/2018	2,250	3,344,062
Total				7,173,906

Diversified Metals & Mining 3.10%
Anglo American plc(a)	3.375%	4/17/2007	2,320	2,724,893
Massey Energy Co.	4.75%	5/15/2023	1,500	3,596,250
Total				6,321,143

Diversified Financials 1.75%
American Express Co.	1.85%	12/1/2033	1,000	1,051,250
GATX Financial Corp.	7.50%	2/1/2007	2,175	2,503,969
Total				3,555,219

E-Commerce 0.97%
Deutsche Bank Luxembourg+(a)	2.942%#	5/1/2012	1,650	1,974,060

Electrical Equipment & Inst 1.35%
Artesyn Technologies, Inc.	5.50%	8/15/2010	1,725	2,751,375

Entertainment 1.27%
Lions Gate Entertainment Corp.+(a)	3.625%	3/15/2025	2,500	2,590,625

See Notes to Schedule of Investments.

2

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Foods 1.32%
Nestle Holdings, Inc.	3.00%	5/9/2005	$2,250	$2,679,187

Health Equipment & Supply 4.28%
Advanced Medical Optics, Inc.	2.50%	7/15/2024	1,925	1,975,531
Alza Corp.	Zero Coupon	7/28/2020	2,200	1,993,750
Apogent Technologies, Inc.	1.24%#	12/15/2033	1,875	2,290,650
Cytyc Corp.	2.25%	3/15/2024	2,325	2,452,875
Total				8,712,806

Health Services 2.24%
LabOne, Inc.	3.50%	6/15/2034	2,000	2,325,000
LifePoint Hospitals Holdings	4.50%	6/1/2009	2,175	2,226,656
Total				4,551,656

Household Products 1.05%
Church & Dwight Co., Inc.	5.25%	8/15/2033	1,600	2,146,000

Internet Software & Services 0.93%
Yahoo!, Inc.	Zero Coupon	4/1/2008	1,150	1,888,875

IT Services 2.76%
Amdocs Ltd.(a)	0.50%	3/15/2024	2,925	2,826,281
Per-Se Technologies, Inc.+	3.25%	6/30/2024	2,500	2,800,000
Total				5,626,281

Leisure Facilities 1.30%
Carnival Corp.	2.00%	4/15/2021	1,850	2,647,812

Leisure Products 3.27%
International Game Technology	Zero Coupon	1/29/2033	2,900	2,001,000
Scientific Games Corp.+	0.75%	12/1/2024	1,825	1,932,219
WMS Industries, Inc.	2.75%	7/15/2010	1,650	2,726,625
Total				6,659,844

Lodging 2.45%
Hilton Hotels Corp.	3.375%	4/15/2023	2,000	2,260,000
Starwood Hotels & Resorts	3.50%	5/16/2023	2,250	2,725,313
Total				4,985,313

See Notes to Schedule of Investments.

3

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery 1.81%
Danaher Corp.	Zero Coupon	1/22/2021	$4,550	$3,679,813

Miscellaneous 1.43%
Lehman Brothers Holdings, Inc.	0.25%	7/7/2011	2,825	2,920,203

Natural Gas Diversified 1.25%
PG&E Corp.	9.50%	6/30/2010	925	2,535,656

Oil-Integrated 3.56%
Quicksilver Resources+	1.875%	11/1/2024	1,825	2,345,125
Repcon Luxembourg S.A.+(a)	4.50%	1/26/2011	1,950	2,474,047
Swiss Life Finance Ltd.(a)	2.00%	5/20/2005	2,150	2,418,750
Total				7,237,922

Pharmaceuticals 2.20%
Celgene Corp.	1.75%	6/1/2008	1,500	1,921,875
Teva Pharmaceutical Finance B.V.(a)	0.375%	11/15/2022	1,783	2,560,834
Total				4,482,709

Publishing & Print 1.09%
Valassis Communications, Inc.	1.084%	5/22/2033	3,175	2,222,500

Retail-Multiline 0.95%
Saks, Inc.	2.00%	3/15/2024	1,950	1,925,625

Retail-Specialty 1.33%
Costco Cos., Inc.	Zero Coupon	8/19/2017	2,550	2,706,188

Semiconductors 2.44%
Cypress Semiconductor Corp.	1.25%	6/15/2008	2,650	3,021,000
Pixelworks, Inc.	1.75%	5/15/2024	2,350	1,947,563
Total				4,968,563

Software Applications & Systems 4.77%
Computer Associates Int’l., Inc.	1.625%	12/15/2009	1,863	2,694,363
DST Systems, Inc.	4.125%	8/15/2023	1,200	1,467,000
EMC Corp.	4.50%	4/1/2007	2,535	2,611,050
Open Solutions, Inc.+	1.467%	2/2/2035	1,115	603,494
Red Hat, Inc.	0.50%	1/15/2024	2,675	2,343,969
Total				9,719,876

See Notes to Schedule of Investments.

4

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Truckers 1.12%
Yellow Roadway Corp.	3.375%	11/25/2023	$1,500	$2,276,250

Utilities Electric 2.52%
HSBC Bank U.S.A.	4.27%	6/10/2006	2,498	2,878,945
PPL Energy Supply LLC	2.625%	5/15/2023	1,980	2,242,350
Total				5,121,295

Wireless Communication Services 0.66%
American Tower Corp.	3.00%	8/15/2012	1,225	1,353,625
Total Convertible Bonds (Cost $139,076,666)				146,244,986

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 21.38%

Autos 0.60%
Ford Motor Co. Capital Trust	6.50%		24	1,211,437

Banks-Regional 2.24%
Commerce Capital II	5.95%		37	2,269,741
Marshall & Ilsley Corp.	6.50%		87	2,298,146
Total				4,567,887

Beverages 1.59%
Constellation Brands, Inc.	5.75%		78	3,237,773

Consumer Services 0.89%
United Rentals, Inc.	6.50%		42	1,815,563

Containers & Packaging 1.26%
Owens Illinois, Inc.	4.75%		60	2,573,375

Diversified Financials 0.69%
Doral Financial Corp.(b)	4.75%		5	1,406,681

Foods 0.98%
Lehman Brothers Holdings, Inc. Series GIS	6.25%		72	2,004,800

Insurance-Casualty 0.62%
Chubb Corp.	7.00%		42	1,254,159

Insurance-Multiline 1.07%
Fortis Insurance N.V.+(a)	7.75%		200	2,169,940

See Notes to Schedule of Investments.

5

Investments	Interest Rate	Shares (000)	Value
Integrated Telecommunications Services 1.28%
Alltel Corp.	7.75%	52	$2,610,492

Natural Gas Diversified 2.44%
Oneok, Inc.	8.50%	50	1,823,976
Williams Co., Inc. (The)	5.50%	34	3,141,463
Total			4,965,439

Oil-Integrated 5.03%
Amerada Hess Corp.	7.00%	34	2,954,078
Chesapeake Energy Corp.	4.125%	3	3,916,150
Valero Energy Corp.	2.00%	47	3,367,175
Total			10,237,403

Retail-Food & Drug 0.99%
Albertson’s, Inc.	7.25%	84	2,019,358

Utilities-Electric 0.89%
Public Service Enterprise	10.25%	26	1,805,237

Utilities-Gas Pipeline 0.81%
Sempra Energy	8.50%	50	1,646,500

Total Convertible Preferred Stocks (Cost $37,260,177)			43,526,044
Total Long-Term Investments (Cost $183,109,122)			195,993,816

		Principal Amount (000)
SHORT-TERM INVESTMENT 1.80%

Repurchase Agreement 1.80%

Repurchase Agreement dated 2/28/2005,
2.03% due 3/1/2005 with State Street Bank
& Trust Co. collateralized by $3,830,000
of Federal National Mortgage Assoc. at
zero coupon due 12/19/2005; value:
$3,729,463; proceeds: $3,653,925
(Cost $3,653,719)		$3,654	3,653,719

Total Investments in Securities 98.06% (Cost $186,762,841)			199,647,535
Other Assets in Excess of Liabilities 1.94%			3,956,864
Net Assets 100.00%			$203,604,399

*                                         Non-income producing security.

+                                         Security exempt from registration under Rule 144A of the Securities  Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

#                                         Variable rate security. The interest rate represents the rate at February 28, 2005.

(a)                                  Foreign security traded in U.S. dollars.

(b)                                 Private Placement.

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND  February 28, 2005

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 94.95%

ASSET-BACKED SECURITIES 0.70%

Airlines 0.24%
Continental Airlines 1997-1 B	7.461%	4/1/2013	$631	$509,592

Media – Cable 0.46%
Avalon Cable LLC	11.875%	12/1/2008	945	986,673
Total Asset-Backed Securities (Cost $1,475,986)				1,496,265

			Shares (000)
COMMON STOCKS 0.45%

Health Services 0.45%
Biogen Idec, Inc.* (Cost $930,505)			25	966,250

			Principal Amount (000)
CONVERTIBLE BONDS 0.76%

Aerospace/Defense 0.76%
Alliant Techsystems, Inc. (Cost $1,512,017)	2.75%	2/15/2024	$1,500	1,635,000

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.61%

Pharmaceuticals 0.61%
Schering-Plough Corp. (Cost $1,290,000)	6.00%		25	1,293,500

			Principal Amount (000)
HIGH YIELD CORPORATE BONDS 92.43%

Aerospace/Defense 1.88%
Armor Holdings, Inc.	8.25%	8/15/2013	$1,500	1,672,500
Moog, Inc. Class A	6.25%	1/15/2015	175	180,250
Titan Corp.	8.00%	5/15/2011	2,000	2,160,000
Total				4,012,750

Apparel/Textiles 0.79%
INVISTA+(b)	9.25%	5/1/2012	1,500	1,691,250

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Parts & Equipment 3.24%
Affinia Group, Inc.+	9.00%	11/30/2014	$2,000	$2,035,000
Cooper Standard Automotive+	8.375%	12/15/2014	1,500	1,425,000
Eagle-Picher, Inc.	9.75%	9/1/2013	1,500	1,237,500
Stanadyne Corp.**+	0.00%/ 12.00%	8/15/2009 & 2/15/2015	1,000	595,000
Stanadyne Corp.+	10.00%	8/15/2014	1,500	1,627,500
Total				6,920,000

Automotive 0.00%
Venture Holding Trust(c)	9.50%	7/1/2005	250	3,750

Beverage 0.91%
Le-Natures, Inc.+	10.00%	6/15/2013	1,500	1,665,000
Parmalat Capital Finance(b)(c)	6.625%	8/13/2008	1,500	270,000
Total				1,935,000

Brokerage 0.76%
E*Trade Group, Inc.+	8.00%	6/15/2011	1,500	1,627,500

Building & Construction 3.11%
Beazer Homes USA, Inc.	6.50%	11/15/2013	1,000	1,045,000
D. R. Horton, Inc.	10.50%	4/1/2005	2,000	2,011,226
Grohe Holding+(a)	8.625%	10/1/2014	1,000	1,446,635
Schuler Homes, Inc.	9.375%	7/15/2009	2,000	2,145,000
Total				6,647,861

Building Materials 1.02%
Builders FirstSource, Inc.+	7.024%#	2/15/2012	1,000	1,007,500
Texas Industries, Inc.	10.25%	6/15/2011	1,000	1,165,000
Total				2,172,500

Chemicals 5.71%
Crompton Corp.	9.875%	8/1/2012	2,000	2,270,000
Hercules, Inc.	6.75%	10/15/2029	1,500	1,552,500
Huntsman Int’l. Holdings	Zero Coupon	12/31/2009	105	60,375
Lyondell Chemical Co.	11.125%	7/15/2012	1,500	1,777,500
PolyOne Corp.	10.625%	5/15/2010	1,500	1,717,500
PQ Corp.+	7.50%	2/15/2013	800	833,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhodia SA(b)	8.875%	6/1/2011	$1,000	$1,042,500
Rockwood Specialties Corp.	10.625%	5/15/2011	1,250	1,425,000
Terra Capital, Inc.	11.50%	6/1/2010	1,300	1,521,000
Total				12,199,375

Consumer-Products 1.97%
Aearo Co. I	8.25%	4/15/2012	2,225	2,347,375
Playtex Products, Inc.	9.375%	6/1/2011	1,720	1,859,750
Total				4,207,125

Diversified Capital Goods 2.16%
J.B. Poindexter & Co., Inc.+	8.75%	3/15/2014	1,000	1,055,000
Park-Ohio Industries, Inc.+	8.375%	11/15/2014	2,000	2,000,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	1,500	1,556,250
Total				4,611,250

Electric-Generation 3.02%
Calpine Corp.+	9.875%	12/1/2011	1,750	1,478,750
Dynegy, Inc.	6.875%	4/1/2011	1,500	1,404,375
Mission Energy Holding Co.	13.50%	7/15/2008	1,500	1,882,500
Reliant Resources, Inc.	9.50%	7/15/2013	1,500	1,695,000
Total				6,460,625

Electric-Integrated 1.61%
Midwest Generation LLC	8.75%	5/1/2034	1,000	1,152,500
Nevada Power Co.	8.25%	6/1/2011	1,250	1,434,375
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	750	846,562
Total				3,433,437

Electronics 1.32%
Communications & Power Industries	8.00%	2/1/2012	725	760,344
New ASAT Finance Ltd.+(b)	9.25%	2/1/2011	500	432,500
SBA Telecommunications Corp.**	0.00%/ 9.75%	12/15/2007 & 2011	1,850	1,628,000
Total				2,820,844

Energy - Exploration & Production 2.70%
Chesapeake Energy Corp.	6.875%	1/15/2016	950	1,026,000
Energy Partners Ltd.	8.75%	8/1/2010	1,200	1,305,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Houston Exploration Co.	7.00%	6/15/2013	$2,000	$2,110,000
KCS Energy Services, Inc.	7.125%	4/1/2012	1,250	1,321,875
Total				5,762,875

Environmental 1.39%
Allied Waste North America, Inc.	6.50%	11/15/2010	3,000	2,977,500

Food - Wholesale 2.68%
ASG Consolidated LLC/Finance, Inc.**+	0.00%/ 11.50%	11/1/2008 & 2011	1,500	1,061,250
Chiquita Brands Int’l.+	7.50%	11/1/2014	1,100	1,116,500
Dole Food Co.	8.875%	3/15/2011	2,000	2,175,000
Pinnacle Foods	8.25%	12/1/2013	1,500	1,372,500
Total				5,725,250

Food & Drug Retailers 1.77%
Ingles Markets, Inc.	8.875%	12/1/2011	1,500	1,597,500
Rite Aid Corp.	9.50%	2/15/2011	1,000	1,090,000
Roundy’s, Inc.	8.875%	6/15/2012	1,000	1,090,000
Total				3,777,500

Forestry/Paper 4.86%
Boise Cascade LLC+	7.125%	10/15/2014	1,500	1,593,750
Bowater, Inc.	6.50%	6/15/2013	2,500	2,549,068
Buckeye Technologies, Inc.	8.00%	10/15/2010	2,000	2,035,000
JSG Holding plc PIK+(a)	11.50%	10/1/2015	2,000	2,638,370
Newark Group, Inc.	9.75%	3/15/2014	1,500	1,575,000
Total				10,391,188

Gaming 3.93%
Hard Rock Hotel, Inc.	8.875%	6/1/2013	1,000	1,117,500
Premier Entertainment Biloxi	10.75%	2/1/2012	2,000	2,175,000
River Rock Entertainment	9.75%	11/1/2011	2,000	2,235,000
Scientific Games Corp.+	6.25%	12/15/2012	350	362,250
Wynn Las Vegas LLC/Capital Corp.+	6.625%	12/1/2014	2,500	2,506,250
Total				8,396,000

Gas Distribution 2.89%
Colorado Interstate Gas Co.	10.00%	6/15/2005	2,500	2,552,210

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
MarkWest Energy Partners L.P./Finance+	6.875%	11/1/2014	$2,000	$2,070,000
Suburban Propane Partners, L.P.	6.875%	12/15/2013	1,500	1,548,750
Total				6,170,960

Health Services 7.04%
Ardent Health Services	10.00%	8/15/2013	2,000	2,120,000
CDRV Investors, Inc.**+	0.00%/ 9.625%	1/1/2010 & 2015	525	328,125
Hanger Orthopedic Group, Inc.	10.375%	2/15/2009	1,750	1,754,375
HCA, Inc.	6.375%	1/15/2015	2,000	2,039,924
HealthSouth Corp.	8.375%	10/1/2011	1,500	1,578,750
Medex, Inc.	8.875%	5/15/2013	1,500	1,725,000
National Mentor, Inc.+	9.625%	12/1/2012	1,950	2,071,875
Tenet Healthcare Corp.	6.375%	12/1/2011	2,000	1,860,000
Tenet Healthcare Corp.+	9.25%	2/1/2015	450	463,500
Vanguard Health Holdings	9.00%	10/1/2014	1,000	1,105,000
Total				15,046,549

Hotels 0.80%
FelCor Lodging Trust, Inc.	9.00%	6/1/2011	1,500	1,704,375

Leisure 1.85%
Gaylord Entertainment Co.	8.00%	11/15/2013	2,000	2,177,500
Universal City Florida Holding Co.+	8.375%	5/1/2010	1,675	1,771,312
Total				3,948,812

Machinery 2.51%
Agco Corp.	9.50%	5/1/2008	3,000	3,172,500
Manitowoc Co., Inc. (The)(a)	10.375%	5/15/2011	1,475	2,187,497
Total				5,359,997

Media - Broadcast 2.10%
Allbritton Communications Co.	7.75%	12/15/2012	1,000	1,047,500
Paxson Communications Co.	10.75%	7/15/2008	1,900	2,004,500
Radio One, Inc.+	6.375%	2/15/2013	350	358,750
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	1,000	1,065,000
Total				4,475,750

Media - Cable 5.85%
CCO Holdings LLC/Capital Corp.+	6.615%#	12/15/2010	1,175	1,175,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Century Communications Corp.(c)	9.50%	3/1/2005	$1,500	$1,635,000
Charter Communications Holdings	10.00%	4/1/2009	2,000	1,705,000
Insight Communications Co., Inc.**	0.00%/ 12.25%	2/15/2006 & 2011	1,500	1,507,500
Insight Midwest, L.P.	10.50%	11/1/2010	2,000	2,185,000
Mediacom Broadband LLC	11.00%	7/15/2013	2,500	2,778,125
Rogers Cablesystems(b)	10.00%	3/15/2005	1,500	1,515,000
Total				12,500,625

Media - Services 0.71%
Interpublic Group of Cos., Inc.	6.25%	11/15/2014	1,500	1,524,827

Metals/Mining Excluding Steel 2.92%
Alpha Natural Resources+	10.00%	6/1/2012	2,750	3,176,250
Novelis, Inc.+(b)	7.25%	2/15/2015	500	520,000
Peabody Energy Corp.	5.875%	4/15/2016	2,500	2,537,500
Total				6,233,750

Non-Electric Utilities 1.21%
Semco Energy, Inc.	7.75%	5/15/2013	2,450	2,588,442

Oil Field Equipment & Services 0.81%
J. Ray McDermott, S.A.+	11.00%	12/15/2013	1,500	1,725,000

Packaging 1.54%
Anchor Glass Container Corp.	11.00%	2/15/2013	1,500	1,556,250
Constar Int’l., Inc.+	6.149%#	2/15/2012	1,700	1,734,000
Total				3,290,250

Pharmaceuticals 0.43%
Warner Chilcott Corp.+	8.75%	2/1/2015	875	914,375

Restaurants 1.70%
Friendly Ice Cream Corp.	8.375%	6/15/2012	1,750	1,701,875
O’Charleys, Inc.	9.00%	11/1/2013	1,750	1,920,625
Total				3,622,500

Steel Producers/Products 0.59%
Allegheny Ludlum Corp.	6.95%	12/15/2025	1,255	1,255,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Support-Services 1.98%
Johnsondiversey Holdings, Inc.**	0.00%/ 10.67%	5/15/2007 & 2013	$2,500	$2,212,500
United Rentals North America, Inc.	7.75%	11/15/2013	2,000	2,015,000
Total				4,227,500

Telecom - Integrated/Services 2.50%
Cincinnati Bell, Inc.	8.375%	1/15/2014	2,000	2,077,500
Qwest Capital Funding	7.90%	8/15/2010	1,000	1,007,500
Qwest Services Corp.+	14.00%	12/15/2010	1,500	1,788,750
Valor Telecom Enterprise+	7.75%	2/15/2015	450	469,125
Total				5,342,875

Telecom - Wireless 5.61%
Airgate PCS, Inc.+	6.41%#	10/15/2011	3,000	3,127,500
Rogers Wireless, Inc.(b)	8.00%	12/15/2012	3,000	3,266,250
Rural Cellular Corp.	9.75%	1/15/2010	1,500	1,440,000
Triton PCS, Inc.	8.75%	11/15/2011	1,500	1,290,000
Ubiquitel Operating Co.	9.875%	3/1/2011	1,500	1,702,500
Western Wireless Corp.	9.25%	7/15/2013	1,000	1,166,250
Total				11,992,500

Telecommunications Equipment 1.34%
Lucent Technologies, Inc.	6.50%	1/15/2028	3,000	2,853,750

Theaters & Entertainment 0.71%
AMC Entertainment, Inc.	8.00%	3/1/2014	1,500	1,522,500

Transportation Excluding Air/Rail 2.51%
American Commercial Lines/ACL Finance+	9.50%	2/15/2015	125	131,875
CHC Helicopter(b)	7.375%	5/1/2014	1,500	1,571,250
Horizon Lines LLC+	9.00%	11/1/2012	1,500	1,629,375
Hornbeck Offshore Services+	6.125%	12/1/2014	2,000	2,020,000
Total				5,352,500
Total High Yield Corporate Bonds (Cost $188,338,120)				197,426,417
Total Long-Term Investments (Cost $193,546,628)				202,817,432

See Notes to Schedule of Investments.

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 3.35%

Repurchase Agreement 3.35%
Repurchase Agreement dated 2/28/2005,
2.03% due 3/1/2005 with State Street Bank
& Trust Co. collateralized by $7,235,000
of Federal National Mortgage Assoc. at
3.75% due 5/17/2007; value: $7,296,642;
proceeds: $7,152,342
(Cost $7,151,939)	$7,152	$7,151,939

Total Investments in Securities 98.30% (Cost $200,698,567)		209,969,371
Other Assets in Excess of Liabilities 1.70%		3,635,154
Net Assets 100.00%		$213,604,525

*	Non-income producing security.
**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at February 28, 2005.
(a)

Notes and bonds, issued by Foreign entities, denominated in their local currencies and converted to U.S. dollars at period end exchange rates. The aggregate value of these securities are 2.94% of total net assets. The remaining securities (97.06%) are invested in U.S. dollar-denominated securities.

(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
PIK	Payment-In-Kind.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT

SPONSORED ENTERPRISES FUND February 28, 2005

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 104.81%

Asset-Backed Securities 7.01%
American Express Master Trust 2002-2 A	2.64%#	5/15/2006	$538	$538,514
Ameriquest Mtg. Securities 2005-R2 A3A(a)	2.70%#	4/25/2035	1,000	1,000,000
CitiFinancial Mtg. Securities, Inc 2004-1 AF1	2.74%#	4/25/2034	1,136	1,136,502
Discover Card Master Trust I 2000-2 A	2.77%#	9/18/2007	1,750	1,751,147
First USA Credit Card MT 2001-1 A	2.748%#	9/19/2008	780	781,476
Honda Auto Receivables Owner Trust 2003-3 A2	1.52%#	4/21/2006	116	116,240
MBNA Master Credit Card Trust 2000-K A	2.77%#	3/17/2008	1,250	1,251,324
Residential Asset Mtg. 2004-RS5 AI1	2.78%#	3/25/2023	474	474,413
Residential Asset Securities Corp. 2003-KS8 AI1	2.77%#	5/25/2021	626	625,844
Sears Credit Account Master Trust 2002-4 A	2.72%#	8/18/2009	1,600	1,601,952
SLM Student Loan Trust 2003-8 A2	2.53%#	6/15/2011	1,009	1,009,768
Total				10,287,180

Corporate Bonds 8.17%
Berkshire Hathaway Financial Corp.	3.40%	7/2/2007	500	495,009
Burlington Northern Santa Fe	6.375%	12/15/2005	1,000	1,022,333
Dun & Bradstreet Corp.	6.625%	3/15/2006	540	555,203
Ford Motor Credit Corp.	6.875%	2/1/2006	3,065	3,138,149
General Mills, Inc.	5.125%	2/15/2007	500	510,585
Household Finance Corp.	5.75%	1/30/2007	1,500	1,549,261
Int’l. Flavors & Fragrances, Inc.	6.45%	5/15/2006	500	514,700
MeadWestvaco Corp.	2.75%	12/1/2005	1,000	995,390
PG&E Corp.	3.60%	3/1/2009	1,000	972,411
Time Warner, Inc.	6.125%	4/15/2006	750	768,909
UnitedHealth Group, Inc.	3.375%	8/15/2007	648	637,489
Verizon Global Funding Corp.	6.75%	12/1/2005	800	818,986
Total				11,978,425

Government Sponsored Enterprises Bonds 6.75%
Federal National Mortgage Assoc.	4.75%	2/21/2013	3,657	3,629,456
Federal National Mortgage Assoc.	7.25%	1/15/2010	5,554	6,272,643
Total				9,902,099

See Notes to Schedule of Investments.

1

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Collateralized Mortgage Obligations 12.94%
Federal Home Loan Mortgage Corp. 1209 F	3.125%#	3/15/2007	$194	$193,549
Federal Home Loan Mortgage Corp. 1337 F	3.125%#	8/15/2007	345	344,712
Federal Home Loan Mortgage Corp. 1369 F	3.125%#	9/15/2007	229	229,943
Federal Home Loan Mortgage Corp. 1377 F	3.125%#	9/15/2007	62	62,327
Federal Home Loan Mortgage Corp. 1417 FC	3.625%#	11/15/2007	1,228	1,241,408
Federal Home Loan Mortgage Corp. 1537 K	6.00%	6/15/2008	61	60,609
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	323	330,805
Federal Home Loan Mortgage Corp. 1551 JA	3.175%#	7/15/2008	20	20,287
Federal Home Loan Mortgage Corp. 1561 H	6.50%	5/15/2008	40	40,148
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	281	287,776
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	617	632,144
Federal Home Loan Mortgage Corp. 1600 FB	3.49%#	10/15/2008	160	160,211
Federal Home Loan Mortgage Corp. 1604 IA	6.00%	9/15/2008	100	100,578
Federal Home Loan Mortgage Corp. 1611 I	6.00%	2/15/2023	10	9,872
Federal Home Loan Mortgage Corp. 1630 FC	3.125%#	10/15/2022	59	59,344
Federal Home Loan Mortgage Corp. 1637 JB	3.075%#	6/15/2023	190	190,688
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	43	43,771
Federal Home Loan Mortgage Corp. 1671 JA	3.025%#	1/15/2024	1,051	1,055,419
Federal Home Loan Mortgage Corp. 1803 AB	6.00%	12/15/2008	759	773,501
Federal Home Loan Mortgage Corp. 2487 FB	3.04%#	7/15/2030	93	93,201
Federal Home Loan Mortgage Corp. 2549 PF	2.89%#	6/15/2027	564	565,790
Federal Home Loan Mortgage Corp. 2640 PA	5.00%	2/15/2011	105	104,627
Federal Home Loan Mortgage Corp. 2643 KG	4.00%	5/15/2018	192	192,489
Federal Home Loan Mortgage Corp. 2644 AH	3.50%	9/15/2010	421	421,144
Federal Home Loan Mortgage Corp. 2649 QA	3.50%	3/15/2010	625	625,997
Federal Home Loan Mortgage Corp. 2656 PA	3.50%	7/15/2018	299	298,579
Federal Home Loan Mortgage Corp. 2668 0A	5.00%	4/15/2011	241	240,967
Federal Home Loan Mortgage Corp. 2684 PA	5.00%	2/15/2010	23	23,100
Federal Home Loan Mortgage Corp. 2690 TA	4.50%	2/15/2011	1,284	1,286,450
Federal Home Loan Mortgage Corp. 2694 QA	2.50%	2/15/2013	116	115,740
Federal National Mortgage Assoc. 1992-12 FA	3.71%#	1/25/2022	225	223,662
Federal National Mortgage Assoc. 1992-141 FA	3.156%#	8/25/2007	16	15,635

See Notes to Schedule of Investments.

2

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Assoc. 1992-151 F	3.156%#	8/25/2007	$695	$698,077
Federal National Mortgage Assoc. 1992-196 F	3.156%#	11/25/2007	364	361,775
Federal National Mortgage Assoc. 1993-41 PH	6.00%	3/25/2023	301	305,475
Federal National Mortgage Assoc. 1993-93 FC	2.968%#	5/25/2008	64	63,619
Federal National Mortgage Assoc. 1993-196 F	3.106%#	10/25/2008	356	357,945
Federal National Mortgage Assoc. 1993-197 PH	6.00%	7/25/2008	83	82,718
Federal National Mortgage Assoc. 1993-224 PJ	6.50%	11/25/2023	409	409,683
Federal National Mortgage Assoc. 1993-231 M	6.00%	12/25/2008	1,094	1,114,859
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	358	367,996
Federal National Mortgage Assoc. 1994-89 FA	3.106%#	3/25/2009	66	66,322
Federal National Mortgage Assoc. 1996-54 C	6.00%	9/25/2008	523	523,902
Federal National Mortgage Assoc. 2003-54 TH	3.50%	5/25/2009	201	201,526
Federal National Mortgage Assoc. 2003-81 MG	2.00%	12/25/2016	918	907,562
Federal National Mortgage Assoc. 2003-84 GA	4.50%	4/25/2009	380	381,851
Federal National Mortgage Assoc. 2003-92 BR	5.00%	4/25/2014	1,305	1,312,863
Federal National Mortgage Assoc. 2003-113 PG	3.50%	2/25/2009	1,686	1,687,738
Federal National Mortgage Assoc. G93-11 FA	3.056%#	12/25/2008	84	84,299
Total				18,972,683

Government Sponsored Enterprises Pass-Throughs 28.77%
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	248	263,299
Federal Home Loan Mortgage Corp. B13801	4.50%	4/1/2019	3,226	3,190,073
Federal Home Loan Mortgage Corp. B15140	4.50%	6/1/2019	1,141	1,128,009
Federal Home Loan Mortgage Corp. B15591	5.00%	7/1/2019	211	213,047
Federal Home Loan Mortgage Corp. C66164	7.00%	4/1/2032	223	234,554
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	184	194,466
Federal Home Loan Mortgage Corp. E00565	6.00%	8/1/2013	292	303,850
Federal Home Loan Mortgage Corp. E77065	6.50%	5/1/2014	28	29,098
Federal Home Loan Mortgage Corp. G01736 (b)	6.50%	9/1/2034	4,020	4,189,960
Federal Home Loan Mortgage Corp. G01741 (b)	6.50%	10/1/2034	2,000	2,084,249
Federal Home Loan Mortgage Corp. G01781 (b)	6.50%	12/1/2034	4,215	4,393,205
Federal Home Loan Mortgage Corp. G01782 (b)	6.50%	2/1/2035	2,730	2,845,421
Federal Home Loan Mortgage Corp. G18002	5.00%	7/1/2019	7,323	7,387,844
Federal Home Loan Mortgage Corp. G18022	5.50%	11/1/2019	1,950	2,001,370

See Notes to Schedule of Investments.

3

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Assoc.	4.869%#	2/1/2032	$119	$120,242
Federal National Mortgage Assoc.	6.00%	7/1/2014	200	208,066
Federal National Mortgage Assoc.	6.19%	9/1/2008	101	106,141
Federal National Mortgage Assoc.	6.34%	1/1/2008	26	27,146
Federal National Mortgage Assoc.	6.43%	1/1/2008	27	28,603
Federal National Mortgage Assoc.	6.50%	TBA	11,295	11,764,443
Federal National Mortgage Assoc.	6.50%	12/1/2007	9	9,522
Federal National Mortgage Assoc.	6.50%	4/1/2011	69	72,231
Federal National Mortgage Assoc.	6.50%	8/1/2013	100	104,892
Federal National Mortgage Assoc.	6.50%	6/1/2015	929	978,741
Federal National Mortgage Assoc.	6.50%	7/1/2030	154	161,110
Federal National Mortgage Assoc.	6.62%	10/1/2007	73	76,450
Federal National Mortgage Assoc.	7.00%	9/1/2028	69	72,955
Total				42,188,987

Non-Agency Commercial Mortgage-Backed Security 0.53%
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	800	784,853

Pass-Through Agencies 0.24%
Government National Mortgage Assoc.	3.50%#	9/20/2031	104	105,822
Government National Mortgage Assoc.	4.125%#	11/20/2020	33	33,555
Government National Mortgage Assoc.	4.125%#	10/20/2027	26	26,846
Government National Mortgage Assoc.	4.125%#	11/20/2027	23	23,797
Government National Mortgage Assoc.	4.125%#	12/20/2027	27	27,784
Government National Mortgage Assoc.	4.50%#	1/20/2018	49	49,673
Government National Mortgage Assoc.	7.00%	4/15/2028	32	34,041
Government National Mortgage Assoc.	7.50%	2/15/2016	17	18,346
Government National Mortgage Assoc.	10.50%	5/15/2018	2	2,091
Government National Mortgage Assoc.	10.50%	3/15/2019	18	20,518
Government National Mortgage Assoc.	10.50%	9/15/2019	2	2,535
Government National Mortgage Assoc.	10.50%	10/15/2020	11	11,107
Total				356,115

See Notes to Schedule of Investments.

4

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Obligations 40.40%
U.S. Treasury Note	3.125%	1/31/2007	$21,396	$21,225,517
U.S. Treasury Note	3.125%	5/15/2007	2,166	2,143,411
U.S. Treasury Note	3.50%	12/15/2009	7,703	7,539,319
U.S. Treasury Note	4.00%	6/15/2009	1,037	1,039,917
U.S. Treasury Note	6.50%	2/15/2010	24,555	27,292,514
Total				59,240,678
Total Long-Term Investments (Cost $154,530,428)				153,711,020

SHORT-TERM INVESTMENT 5.13%
Repurchase Agreement 5.13%
Repurchase Agreement dated 2/28/2005,
2.62% due 3/1/2005 with J.P. Morgan
Chase & Co. collateralized by $7,594,000
of Federal Home Loan Mortgage Corp.
at 4.50% due 7/15/2013; value: $7,557,169;
proceeds: $7,520,547
(Cost $7,520,000)			7,520	7,520,000
Total Investments in Securities 109.94% (Cost $162,050,428)				161,231,020
Liabilities in Excess of Cash and Other Assets (9.94%)				(14,581,845)
Net Assets 100.00%				$146,649,175

#	Variable rate security. The interest rate represents the rate at February 28, 2005.
(a)	Security purchased on a when-issued basis.
(b)	All (or a portion of) security held as a deposit with brokers for securities sold short.
TBA

To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

SECURITY SOLD SHORT

Government Sponsored Enterprise Pass-Throughs	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. Gold	6.50%	TBA	$11,285	$11,754,027
Total (Proceeds $11,781,444)

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - U.S. GOVERNMENT

& GOVERNMENT SPONSORED ENTERPRISES FUND  February 28, 2005

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 106.53%

Agency Collateralized Mortgage
Obligations 0.19%
Government National Mortgage Assoc. 2004-16 BG	3.50%		8/20/2028	$1,715		$1,714,245

Government Sponsored Enterprises
Bonds 7.55%
Federal National Mortgage Assoc.	4.75%		2/21/2013	68,212		67,698,227

Government Sponsored Enterprises
Collateralized Mortgage Obligations 4.03%
Federal Home Loan Mortgage Corp. 24 FD	3.188	% #	9/25/2022	1,717		1,719,177
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(c)	10/15/2020	1		2,196
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	104		94,198
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(c)	8/15/2021	11		13,663
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(c)	12/15/2020	1		1,355
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(c)	12/15/2020	2		2,227
Federal Home Loan Mortgage Corp. 1046 I IO	1009	%(c)	2/15/2021	1		1,536
Federal Home Loan Mortgage Corp. 1049 N IO	1010.5	%(c)	2/15/2021	2		4,585
Federal Home Loan Mortgage Corp. 1058 I IO	1008.5	%(c)	4/15/2021	1		1,019
Federal Home Loan Mortgage Corp. 1059 U IO	409	%(c)	4/15/2021	1		1,998
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(c)	4/15/2021	2		4,059
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(c)	5/15/2021	4		8,371
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	114		113,401
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(c)	9/15/2021	1		1,935
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	276		274,955
Federal Home Loan Mortgage Corp. 1180 G IO	1008.4	%(c)	11/15/2021	—	(a)	826
Federal Home Loan Mortgage Corp. 1200 IB IO	1007	%(c)	2/15/2022	—	(a)	1,252
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(c)	4/15/2022	—	(a)	678
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	289		288,367
Federal Home Loan Mortgage Corp. 1364 A	3.075	%#	9/15/2007	12		12,465
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	178		157,555
Federal Home Loan Mortgage Corp. 2630 AB	3.00%		6/15/2010	3,975		3,972,933
Federal Home Loan Mortgage Corp. 2630 AN	3.50%		11/15/2015	2,500		2,497,743
Federal Home Loan Mortgage Corp. 2630 KG	3.50%		12/15/2008	1,788		1,792,541
Federal Home Loan Mortgage Corp. 2634 LA	3.00%		5/15/2012	1,432		1,431,399
Federal Home Loan Mortgage Corp. 2640 BA	5.00%		3/15/2011	742		742,072

See Notes to Schedule of Investments.

1

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. 2640 OA	5.00%		2/15/2011	$833	$833,210
Federal Home Loan Mortgage Corp. 2658 PA	3.75%		11/15/2007	3,265	3,272,787
Federal Home Loan Mortgage Corp. 2698 PA	5.00%		10/15/2011	3,637	3,648,577
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	44	9,013
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	20	17,365
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%# (c)	12/25/2021	1	24,873
Federal National Mortgage Assoc. 1993-86 L	6.75%		6/25/2008	1,412	1,430,685
Federal National Mortgage Assoc. 1994-33 H	6.00%		3/25/2009	5,179	5,326,747
Federal National Mortgage Assoc. 2003-54 PB	4.00%		9/25/2017	1,373	1,374,569
Federal National Mortgage Assoc. 2003-84 GA	4.50%		4/25/2009	2,733	2,749,328
Federal National Mortgage Assoc. 2003-84 PA	5.00%		2/25/2011	695	695,363
Federal National Mortgage Assoc. 2003-88 TA	2.25%		11/25/2006	3,591	3,584,294
Total					36,109,317

Government Sponsored Enterprises
Pass-Throughs 69.55%
Federal Home Loan Mortgage Corp. Gold	5.00%		TBA	18,565	18,321,334
Federal Home Loan Mortgage Corp. A12885	5.00%		8/1/2033	9,322	9,226,801
Federal Home Loan Mortgage Corp. A13484	7.00%		9/1/2033	4,903	5,196,918
Federal Home Loan Mortgage Corp. A19591	5.00%		3/1/2034	5,986	5,915,304
Federal Home Loan Mortgage Corp. A21248	5.00%		5/1/2034	25,541	25,239,567
Federal Home Loan Mortgage Corp. A21418	5.00%		5/1/2034	10,963	10,833,120
Federal Home Loan Mortgage Corp. A22366	5.00%		5/1/2034	12,170	12,026,188
Federal Home Loan Mortgage Corp. B10459	5.50%		10/1/2018	5,047	5,180,467
Federal Home Loan Mortgage Corp. B10505	5.00%		11/1/2018	5,988	6,042,110
Federal Home Loan Mortgage Corp. B10615	5.00%		11/1/2018	8,067	8,140,047
Federal Home Loan Mortgage Corp. B13178	5.00%		4/1/2019	6,025	6,078,602
Federal Home Loan Mortgage Corp. B13585	4.50%		4/1/2019	9,825	9,717,400
Federal Home Loan Mortgage Corp. B14164	4.50%		5/1/2019	12,001	11,869,380
Federal Home Loan Mortgage Corp. B14216	4.50%		5/1/2019	6,045	5,978,364
Federal Home Loan Mortgage Corp. B14217	4.50%		5/1/2019	16,829	16,643,978
Federal Home Loan Mortgage Corp. B15283	4.50%		6/1/2019	5,620	5,558,175
Federal Home Loan Mortgage Corp. B15328	5.00%		6/1/2019	2,652	2,674,949
Federal Home Loan Mortgage Corp. B15480	5.00%		7/1/2019	6,818	6,877,962
Federal Home Loan Mortgage Corp. B15485	5.00%		6/1/2019	893	900,754

See Notes to Schedule of Investments.

2

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. B15593	5.50%	7/1/2019	$8,995	$9,231,987
Federal Home Loan Mortgage Corp. B16052	5.00%	8/1/2019	271	273,591
Federal Home Loan Mortgage Corp. C01329	7.00%	3/1/2032	1,091	1,150,721
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	3,908	4,120,043
Federal Home Loan Mortgage Corp. C01367	7.00%	5/1/2032	1,423	1,499,927
Federal Home Loan Mortgage Corp. E01641	4.50%	5/1/2019	15,002	14,837,689
Federal Home Loan Mortgage Corp. E98967	5.00%	9/1/2018	7,532	7,600,370
Federal Home Loan Mortgage Corp. E99132	5.00%	9/1/2018	8,687	8,766,229
Federal Home Loan Mortgage Corp. E99896	5.00%	10/1/2018	3,799	3,833,633
Federal Home Loan Mortgage Corp. G01658	5.00%	2/1/2034	13,667	13,526,991
Federal Home Loan Mortgage Corp. G01741 (d)	6.50%	10/1/2034	59,560	62,068,916
Federal Home Loan Mortgage Corp. G01781 (d)	6.50%	12/1/2034	71,700	74,731,381
Federal Home Loan Mortgage Corp. G01782 (d)	6.50%	2/1/2035	23,475	24,467,492
Federal Home Loan Mortgage Corp. G08012 (d)	6.50%	9/1/2034	5,000	5,217,025
Federal Home Loan Mortgage Corp. G18002	5.00%	7/1/2019	6,020	6,072,814
Federal Home Loan Mortgage Corp. G18009	5.00%	9/1/2019	3,916	3,950,276
Federal Home Loan Mortgage Corp. G18026	5.00%	12/1/2019	2,949	2,975,416
Federal Home Mortgage Loan Corp. B16574	5.00%	9/1/2019	255	257,207
Federal National Mortgage Assoc.	5.50%	TBA	20,010	20,178,844
Federal National Mortgage Assoc.	5.50%	11/1/2025	1,634	1,644,403
Federal National Mortgage Assoc.	5.50%	11/1/2034	14,773	14,915,915
Federal National Mortgage Assoc.	5.50%	12/1/2034	13,474	13,604,401
Federal National Mortgage Assoc.	5.50%	1/1/2035	42,142	42,551,078
Federal National Mortgage Assoc.	6.50%	TBA	106,600	111,030,509
Federal National Mortgage Assoc.	6.715%	10/1/2005	2,563	2,572,095
Total				623,500,373

Pass-Through Agencies 0.41%
Government National Mortgage Assoc.	7.00%	8/15/2027	3,420	3,631,096

U.S. Treasury Obligations 24.80%
U.S. Treasury Bond	5.25%	2/15/2029	45,798	48,842,880
U.S. Treasury Note (b)	4.875%	2/15/2012	84,342	87,910,088
U.S. Treasury Note	3.125%	1/31/2007	12,818	12,715,866
U.S. Treasury Note	3.125%	5/15/2007	2,638	2,610,488
U.S. Treasury Note	3.50%	12/15/2009	2,968	2,904,933
U.S. Treasury Note	4.00%	6/15/2009	12,279	12,313,541

See Notes to Schedule of Investments.

3

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Strips	Zero Coupon	8/15/2020	$88,675	$42,153,169
U.S. Treasury Strips	Zero Coupon	11/15/2027	38,680	12,857,735
Total				222,308,700
Total Long-Term Investments (Cost $946,573,109)				954,961,958

SHORT-TERM INVESTMENTS 11.52%

Repurchase Agreements 11.52%

Repurchase Agreement dated
2/28/2005, 2.62% due 3/1/2005
with J.P. Morgan Chase & Co.
collateralized by $103,324,000
of Federal Home Loan Mortgage
Corp. at 4.50% due 7/15/2013;
value: $102,822,879; proceeds:
$102,316,446			102,309	102,309,000

Repurchase Agreement dated
2/28/2005, 2.03% due 3/1/2005
with State Street Bank & Trust Co.
collateralized by $1,010,000 of
United States Treasury Bills at
2.42% due 3/24/2005; value:
$1,008,485; proceeds: $988,627			989	988,571

Total Short-Term Investments (Cost $103,297,571)				103,297,571
Total Investments in Securities 118.05% (Cost $1,049,870,680)				1,058,259,529
Liabilities in Excess of Other Assets (18.05%)				(161,791,127)
Net Assets 100.00%				$896,468,402

#	Variable rate security. The interest rate represents the rate at February 28, 2005.
(a)	Amount represents less than $1,000.
(b)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2005.
(c)

IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.

(d)	All (or a portion of) security held as a deposit with brokers for securities sold short.
IO	Interest Only.
PO	Principal Only.
TBA

To be announced.  Securities purchased on a forward commitment basis with an approximate principal and maturity date.
Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

SECURITY SOLD SHORT 12.39%

Government Sponsored Enterprises Pass-Throughs	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. Gold	6.50%	TBA	$106,600	$111,030,509
Total (Proceeds $111,281,673)

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of seven funds. These Schedules of Investments cover the following five funds and their respective classes (separately, a “Fund” and collectively, the “Funds”); Balanced Series (“Balanced Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund (“Limited Duration Fund”), and Lord Abbett U.S. Government Securities & Government Sponsored Enterprises Fund (“U.S. Government Fund”).

Balanced Fund’s investment objective is current income and capital growth. Balanced Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Limited Duration Fund’s investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government and Government sponsored enterprises securities. U.S. Government Fund’s investment objective is high current income consistent with reasonable risk.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or if no sale price is available, at the mean between the most recently quoted bid and asked price.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Futures Contracts–Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

U.S. Government Fund had the following futures obligations outstanding as of February 28, 2005:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 5 Year Treasury Note	March 2005	283	Short	$(30,599,375)	$477,916

(d)         Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)          Mortgage Dollar Rolls– The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.  Effective June 2004, such transactions are treated as financing transactions for financial reporting purposes.  During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.  However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.  The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

(f)            Short Sales– Each Fund may sell a security it does not own in anticipation of a decline in the fair value of the security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3.              FEDERAL TAX INFORMATION

As of  February 28, 2005, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Balanced Fund	Convertible Fund
Tax Cost	$870,091,306	$189,542,142
Gross unrealized gain	71,926,050	15,187,082
Gross unrealized loss	—	(5,081,689)
Net unrealized security gain	$71,926,050	$10,105,393

	High Yield Fund	Limited Duration Fund
Tax Cost	$201,490,589	$151,358,372
Gross unrealized gain	9,612,013	313,245
Gross unrealized loss	(1,133,231)	(2,194,624)
Net unrealized security gain/loss	$8,478,782	$(1,881,379)

	U.S. Government Fund
Tax Cost	$940,980,458
Gross unrealized gain	11,660,740
Gross unrealized loss	(5,412,178)
Net unrealized security gain	$6,248,562

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

4.     INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities.  The value of an investment will change as interest rates fluctuate and in response to market movements.  When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.  Longer-term securities are usually more sensitive to interest rate changes.  There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particulary of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund.  High yield bonds are subject to greater price fluctuations, as well as additional risks.

In addition, Balanced Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with equity investing. The values of equity holdings of the Underlying Funds and Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

High Yield Fund and Convertible Fund may invest up to 20% of their assets in foreign securities which present increased market, liquidity, currency, political, and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.  Such securities may be particularly sensitive to changes in prevailing interest rates.  When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.

Early principal repayment may deprive a fund of income payments above current markets rates.  The prepayment rate also will affect the price and volatility of a mortgage-related security.  In addition, securities of government sponsored enterpises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect Fund performance.

5.     INVESTMENTS IN UDERLYING FUNDS

Balanced Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett.  As of February 28, 2005, Balanced Fund’s investments were allocated among the Underlying Funds as follows:

Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	52.89%
Lord Abbett Bond-Debenture Fund, Inc. – Class Y	29.42%
Lord Abbett Research Fund, Inc. – Large Cap-Core Fund – Class Y	2.90%
Lord Abbett Investment Trust-Total Return Fund – Class Y	10.54%

The ten largest holdings and the holdings by sector, as of February 28, 2005, for Lord Abbett Affiliated Fund, Inc. and Lord Abbett Bond Debenture Fund, Inc. in which Balanced Fund held a significant concentration of its investments, are as follows:

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Exxon Mobile Corp.	6.91%
General Electric Co.	2.90%
Deere & Co.	2.79%
JP Morgan Chase & Co.	2.37%
E.I. Du Pont de Nemours & Co.	2.29%
International Paper Co.	2.12%
Kraft Foods, Inc. Class A	2.08%
Walt Disney Co. (The)	1.87%
Wyeth	1.82%
Comcast Corp. Class A	1.75%

Holding by Sector	% of Investments
Consumer Discretionary	9.11%
Consumer Staples	10.22%
Energy	10.33%
Financials	15.14%
Healthcare	12.66%
Industrials	16.79%
Information Technology	8.35%
Materials	10.21%
Telecommunication Services	2.99%
Utilities	0.79%
Short-Term Investments	3.41%
Total	100.00%

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Dow Jones CDX HY, 7.75%, 12/29/2009	0.96%
Federal Home Loan Mortgage, 7.00%, 7/15/2005	0.91%
U.S. Treasury Note, 5.00%, 2/15/2011	0.76%
Allbritton Communications Co., 7.75%, 12/15/2012	0.76%
Qwest Capital Funding, 7.90%, 8/15/2010	0.71%
Federal National Mortgage, 5.50%, 7/1/2033	0.68%
Insight Communications Co., 12.25%, 2/15/2011	0.67%
Federal National Mortgage TBA, 5.50%, 3/1/2005	0.56%
Iron Mountain, Inc., 7.75%, 1/15/2015	0.54%
Tenet Healthcare Corp., 7.375%, 12/1/2013	0.53%

Holdings by Sector	% of Investments
Agency	2.80%
Banking	0.86%
Basic Industry	8.70%
Capital Goods	8.62%
Consumer Cyclical	6.20%
Consumer Non-Cyclical	8.69%
Energy	7.07%
Finance & Investment	1.55%
Government Guaranteed	1.21%
Insurance	0.45%
Media	11.97%
Mortgage Backed	0.80%
Real Estate	0.06%
Services Cyclical	11.65%
Services Non-Cyclical	7.64%
Technology & Electronics	5.00%
Telecommunications	5.71%
Utility	5.32%
Short-Term Investments	5.70%
Total	100.00%

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND  February 28, 2005

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 103.37%

Asset-Backed Securities 13.84%
American Express Credit 2001-4 A	2.72	%#	11/17/2008	$250	$250,510
American Express Credit 2003-1 A	2.70	%#	9/15/2010	500	501,582
Ameriquest Mtg. Securities 2004-R7 A5	2.77	%#	8/25/2034	22	22,321
Ameriquest Mtg. Securities 2005-R2 A3A(b)	2.70	%#	4/25/2035	500	500,000
Bank One Issuance Trust 2003-A5 A5	2.64	%#	2/17/2009	700	700,850
Centex Home Equity 2005-A AV1	2.77	%#	8/25/2027	350	350,395
CitiFinancial Mtg. Securities, Inc. 2004-1 AF1	2.74	%#	4/25/2034	653	653,489
Comed Transitional Funding 1998-1 A5	5.44%		3/25/2007	59	59,318
Countrywide Asset-Backed Certificates 2004-12 AF1	2.85	%#	3/25/2022	546	546,354
Countrywide Asset-Backed Certificates 2004-13 AV1	2.79	%#	5/25/2023	440	439,943
Connecticut RRB Special Purpose Trust 2001-1 A2	5.36%		3/30/2007	324	325,171
Discover Card Master Trust I 2000-2 A	2.77	%#	9/18/2007	700	700,459
Discover Card Master Trust I 2002-4 B	2.94	%#	4/16/2008	200	200,357
Fleet Credit Card Master Trust II 2002-C A	2.75%		4/15/2008	1,000	997,111
Honda Auto Receivables Owner Trust 2003-1 A3	1.92%		11/20/2006	510	508,366
Illinois Power Special Purpose Trust 1998-1 A5	5.38%		6/25/2007	45	45,352
MBNA Master Credit Card Trust 2000-G A	2.79	%#	12/17/2007	300	300,260
MBNA Master Credit Card Trust 2000-K A	2.77	%#	3/17/2008	630	630,667
PP&L Transition Bond Co., LLC 1999-1 A5	6.83%		3/25/2007	38	38,154
Residential Asset Mtg. 2004-RS1 AI1	2.82	%#	1/25/2022	105	104,638
Residential Asset Securities Corp. 2003-KS11 AI1	2.82	%#	9/25/2021	23	22,899
Residential Asset Securities Corp. 2003-KS8 AI1	2.77	%#	5/25/2021	77	77,401
Residential Asset Securities Corp. 2004-KS1 AI1	2.80	%#	9/25/2020	98	98,003
Residential Asset Securities Corp. 2005-KS1 A1	2.76	%#	4/25/2025	337	337,445
Saxon Asset Securities Trust 2005-1 A2A	2.76	%#	5/25/2035	334	334,428
Sears Credit Acct Master Trust 2002-4 A	2.72	%#	8/18/2009	500	500,610
SLM Student Loan Trust 2003-3 A2	2.51	%#	6/15/2010	135	135,241
USAA Auto Owner Trust 2002-1 A3	2.41%		10/16/2006	341	341,058
Total					9,722,382

See Notes to Schedule of Investments.

1

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds 15.80%
Amerada Hess Corp.	7.875%	10/1/2029	$90	$111,203
AT&T Broadband Corp.	9.455%	11/15/2022	171	239,514
Corn Products Int’l., Inc.	8.45%	8/15/2009	200	227,858
Coventry Healthcare, Inc. +	5.875%	1/15/2012	155	160,037
Cox Communications, Inc. +	5.45%	12/15/2014	205	205,675
Dun & Bradstreet Corp.	6.625%	3/15/2006	239	245,729
Ford Motor Credit Corp.	6.875%	2/1/2006	2,940	3,010,166
France Telecom (a)	9.25%	3/1/2031	125	170,840
General Electric Capital Corp.	7.375%	1/19/2010	580	653,229
General Electric Co.	5.00%	2/1/2013	309	314,134
General Mills, Inc.	5.125%	2/15/2007	180	183,811
General Motors Corp.	8.00%	11/1/2031	250	251,471
Goldman Sachs Group, Inc. (The)	6.875%	1/15/2011	740	824,368
Harrah’s Operating Co., Inc.	8.00%	2/1/2011	275	316,489
HCA, Inc.	7.875%	2/1/2011	180	199,457
Household Finance Corp.	7.00%	5/15/2012	305	344,491
Int’l. Flavors & Frag., Inc.	6.45%	5/15/2006	305	313,967
iStar Financial, Inc. (b)	5.15%	3/1/2012	105	104,598
Kansas City Power & Light	7.125%	12/15/2005	210	215,820
Phelps Dodge Corp.	8.75%	6/1/2011	105	127,230
Potash Corp. of Saskatchewan, Inc.(a)	7.75%	5/31/2011	235	273,856
Quest Diagnostics, Inc.	7.50%	7/12/2011	310	354,566
Scholastic Corp.	5.75%	1/15/2007	185	189,682
Sprint Capital Corp.	8.75%	3/15/2032	88	118,518
Telecom Italia Capital +(a)	4.00%	1/15/2010	175	169,866
Telecom Italia Capital (a)	5.25%	11/15/2013	425	429,282
Telus Corp. (a)	8.00%	6/1/2011	135	157,874
Time Warner, Inc.	6.125%	4/15/2006	110	112,773
Time Warner, Inc.	7.625%	4/15/2031	370	452,620
UnitedHealth Group, Inc.	3.375%	8/15/2007	263	258,734
Verizon Global Funding Corp.	7.25%	12/1/2010	228	257,561
Weyerhaeuser Co.	7.375%	3/15/2032	87	105,103
Total				11,100,522

See Notes to Schedule of Investments.

2

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Foreign Bonds 0.74%

Republic of South Africa (a)	6.50%	6/2/2014	$70	$76,650
United Mexican States (a)	6.375%	1/16/2013	295	312,700
United Mexican States (a)	6.75%	9/27/2034	130	132,730
Total				522,080

Government Sponsored Enterprises Bonds 6.29%
Federal National Mortgage Assoc.	4.75%	2/21/2013	4,452	4,418,468

Government Sponsored Enterprises Pass-Throughs 31.80%
Federal Home Loan Mortgage Corp. Gold	5.00%	TBA	1,020	1,012,031
Federal Home Loan Mortgage Corp. A13117	5.00%	9/1/2033	644	637,543
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	49	51,797
Federal Home Loan Mortgage Corp. A19825	5.00%	3/1/2034	1,188	1,174,101
Federal Home Loan Mortgage Corp. A21418	5.00%	5/1/2034	372	367,951
Federal Home Loan Mortgage Corp. B14164	4.50%	5/1/2019	1,511	1,493,952
Federal Home Loan Mortgage Corp. B15140	4.50%	6/1/2019	442	437,104
Federal Home Loan Mortgage Corp. B15593	5.50%	7/1/2019	549	563,605
Federal Home Loan Mortgage Corp. C01622	5.00%	9/1/2033	805	796,435
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	257	270,658
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	35	37,041
Federal Home Loan Mortgage Corp. E01386	5.00%	6/1/2018	737	743,567
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	160	161,423
Federal Home Loan Mortgage Corp. G01741(d)	6.50%	10/1/2034	645	672,171
Federal Home Loan Mortgage Corp. G01742(d)	6.50%	9/1/2034	1,220	1,271,392
Federal Home Loan Mortgage Corp. G01781(d)	6.50%	12/1/2034	2,905	3,027,820
Federal Home Loan Mortgage Corp. G01782(d)	6.50%	2/1/2035	1,275	1,328,905
Federal Home Loan Mortgage Corp. G18026	5.00%	12/1/2019	431	434,331
Federal Home Mortgage Loan Corp. B16574	5.00%	9/1/2019	734	739,970
Federal National Mortgage Assoc.	5.50%	TBA	465	468,924
Federal National Mortgage Assoc.	5.50%	11/1/2034	326	329,310
Federal National Mortgage Assoc.	5.50%	1/1/2035	2,155	2,175,972
Federal National Mortgage Assoc.	6.50%	TBA	3,865	4,025,637
Federal National Mortgage Assoc.	6.55%	9/1/2007	30	31,444
Federal National Mortgage Assoc.	6.87%	4/1/2006	89	91,093
Total				22,344,177

See Notes to Schedule of Investments.

3

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities 12.82%
Credit Suisse First Boston 1998-C2 A1	5.96%	11/11/2030	$541	$551,451
DLJ Commercial Mtg. Corp. 1998-CF1 A1A	6.14%	2/18/2031	104	104,509
GMAC Commercial Mtg. Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	1,190	1,138,248
Greenwich Capital Commercial Funding 2003-C2 A2	4.022%	1/5/2036	690	681,144
JP Morgan Chase Commercial Mtg.
Securities 2003-C1 A1	4.275%	1/12/2037	332	329,228
JP Morgan Chase Commercial Mtg.
Securities 2004-CB8 A4	4.404%	1/12/2039	2,045	1,972,417
LB-UBS Commercial Mtg. 2003-C1 A4	4.394%	3/15/2032	1,145	1,115,969
LB-UBS Commercial Mtg. 2003-C8 A3	4.83%	11/15/2027	130	131,204
Morgan Stanley Capital I 2004-HQ3 A4	4.80%	1/13/2041	2,045	2,035,631
Wachovia Bank Commercial Mtg. 2003-C5 A2	3.989%	6/15/2035	995	943,118
Total				9,002,919

U.S. Treasury Obligations 22.08%
U.S. Treasury Bond	5.25%	2/15/2029	3,550	3,786,022
U.S. Treasury Note(c)	4.875%	2/15/2012	5,959	6,211,096
U.S. Treasury Note	3.125%	1/31/2007	2,465	2,445,359
U.S. Treasury Note	3.50%	12/15/2009	1,778	1,740,219
U.S. Treasury Note	4.00%	6/15/2009	106	106,298
U.S. Treasury Strips	Zero Coupon	8/15/2020	831	395,030
U.S. Treasury Strips	Zero Coupon	11/15/2027	2,500	831,032
Total				15,515,056
Total Long-Term Investments (Cost $72,366,386)				72,625,604

See Notes to Schedule of Investments.

4

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 5.91%
Repurchase Agreement 5.91%
Repurchase Agreement dated 2/28/2005, 2.62% due 3/1/2005 with J.P. Morgan Chase & Co. collateralized by $4,196,000 of Federal Home Loan Mortgage Corp. at 4.50% due 7/15/2013; value: $4,175,649; proceeds: $4,155,302 (Cost $4,155,000)	$4,155	$4,155,000

Total Investments in Securities 109.28% (Cost $76,521,386)		76,780,604
Liabilities in Excess of Cash and Other Assets (9.28%)		(6,522,062)
Net Assets 100.00%		$70,258,542

+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at February 28, 2005.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2005.
(d)	All (or a portion of) security held as a deposit with brokers for securities sold short.
TBA

To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

SECURITY SOLD SHORT

Government Sponsored Enterprises Pass-Throughs	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. Gold	6.50%	TBA	$3,865	$4,025,637
Total (Proceeds $4,034,719)

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2005

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.42%

Asset-Backed Securities 12.04%
American Express Credit 2001-4 A	2.72	%#	11/17/2008	$800	$801,630
American Express Credit 2001-7 A	2.71	%#	2/16/2009	500	501,109
American Express Master Trust 2002-2 A	2.64	%#	5/15/2006	549	549,525
Ameriquest Mtg. Securities 2004-R7 A5	2.77	%#	8/25/2034	101	100,588
Ameriquest Mtg. Securities 2005-R2 A3A(c)	2.70	%#	4/25/2035	1,500	1,500,000
Bank One Issuance Trust 2003-A5 A5	2.64	%#	2/17/2009	700	700,850
BMW Vehicle Owner Trust 2003-A A3	1.94%		2/25/2007	178	176,984
Capital Auto Receivables Asset Trust 2003-2 A3A	1.44%		2/15/2007	1,211	1,201,812
Capital Auto Receivables Asset Trust 2004-1 A2	1.40%		5/15/2006	322	321,128
Centex Home Equity 2005-A AV1	2.77	%#	8/25/2027	2,237	2,238,634
Chase Credit Card Master Trust 2004-1 A	2.62	%#	5/15/2009	300	300,171
CitiFinancial Mtg. Securities, Inc 2004-1 AF1	2.74	%#	4/25/2034	2,528	2,528,717
Comed Transitional Funding 1998-1 A5	5.44%		3/25/2007	155	155,710
Countrywide Asset-Backed Certificates 2004-12 AF1	2.85	%#	3/25/2022	1,610	1,610,802
Countrywide Asset-Backed Certificates 2004-13 AV1	2.79	%#	5/25/2023	1,510	1,511,109
Daimler Chrysler Auto Trust 2001-C A4	4.63%		12/6/2006	639	641,779
Detroit Edison Securitization Funding LLC 2001-1 A2	5.51%		3/1/2007	431	431,565
Discover Card Master Trust I 2000-5 A	2.77	%#	11/15/2007	590	590,589
Discover Card Master Trust I 2000-5 B	3.00	%#	11/15/2007	555	555,514
Discover Card Master Trust I 2002-4 A	2.65	%#	4/16/2008	1,000	1,001,080
First USA Credit Card Master Trust 2001-1 A	2.75	%#	9/19/2008	2,400	2,404,542
Ford Credit Auto Owner Trust 2002-A A4A	4.36%		9/15/2006	536	538,355
Honda Auto Receivables Owner Trust 2002-3 A3	3.00%		5/18/2006	91	91,099
Honda Auto Receivables Owner Trust 2003-1 A3	1.92%		11/20/2006	1,059	1,056,272
Illinois Power Special Purpose Trust 1998-1 A5	5.38%		6/25/2007	99	99,775
MBNA Credit Card Master Note 2002-A6 A6	3.90%		11/15/2007	2,140	2,147,013
MBNA Master Credit Card Trust 1996-G A	2.77	%#	12/15/2008	800	802,433
MBNA Master Credit Card Trust 1996-M A	2.924	%#	4/15/2009	500	501,406
Residential Asset Mtg. 2004-RS1 AI1	2.82	%#	1/25/2022	531	531,040
Residential Asset Securities Corp. 2003-KS8 AI1	2.77	%#	5/25/2021	188	187,974
Residential Asset Securities Corp. 2005-KS1 A1	2.76	%#	4/25/2025	1,190	1,190,984

See Notes to Schedule of Investments.

1

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Saxon Asset Securities Trust 2005-1 A2A	2.76%#	5/25/2035	$1,209	$1,209,841
Sears Credit Acct Master Trust 2002-4 A	2.72%#	8/18/2009	2,450	2,452,990
USAA Auto Owner Trust 2002-1 A3	2.41%	10/16/2006	138	138,015
Total				30,771,035

Corporate Bonds 20.62%
Agco Corp.	9.50%	5/1/2008	385	407,137
Airgas, Inc.	7.75%	9/15/2006	1,240	1,302,000
Allegheny Ludlum Corp.	6.95%	12/15/2025	380	380,000
Amerada Hess Corp.	7.875%	10/1/2029	356	439,871
AT&T Broadband Corp.	9.455%	11/15/2022	608	851,606
Bowater, Inc.	6.50%	6/15/2013	620	632,169
CCO Holdings LLC/Capital Corp.+	6.615%#	12/15/2010	300	300,000
Colorado Interstate Gas Co.	10.00%	6/15/2005	395	403,249
Corn Products Int’l., Inc.	8.45%	8/15/2009	941	1,072,071
Corning, Inc.	5.90%	3/15/2014	205	210,932
Coventry Healthcare, Inc. +	5.875%	1/15/2012	570	588,525
Cox Communications, Inc. +	5.45%	12/15/2014	700	702,306
D. R. Horton, Inc.	10.50%	4/1/2005	500	502,807
Dun & Bradstreet Corp.	6.625%	3/15/2006	530	544,921
Fisher Communications, Inc. +	8.625%	9/15/2014	355	390,500
FMC Corp.	6.75%	5/5/2005	375	377,813
Ford Motor Credit Corp.	6.875%	2/1/2006	10,579	10,831,478
Fort James Corp.	6.875%	9/15/2007	555	587,606
Fort James Corp.	7.75%	11/15/2023	215	256,925
France Telecom S.A.(a)	9.25%	3/1/2031	469	640,991
General Electric Capital Corp.	7.375%	1/19/2010	1,318	1,484,407
General Electric Co.	5.00%	2/1/2013	2,448	2,488,671
General Mills, Inc.	5.125%	2/15/2007	685	699,501
General Motors Corp.	8.00%	11/1/2031	956	961,626
Goldman Sachs Group, Inc. (The)	6.875%	1/15/2011	2,732	3,043,478
Harrah’s Operating Co., Inc.	8.00%	2/1/2011	1,126	1,295,877
HCA, Inc.	7.875%	2/1/2011	660	731,342
Hornbeck Offshore Services, Inc.+	6.125%	12/1/2014	230	232,300
Household Finance Corp.	5.75%	1/30/2007	260	268,539
Household Finance Corp.	7.00%	5/15/2012	1,175	1,327,138

See Notes to Schedule of Investments.

2

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Int’l. Flavors & Frag., Inc.	6.45%	5/15/2006	$1,061	$1,092,192
Interpublic Group of Cos.	6.25%	11/15/2014	685	696,337
iStar Financial, Inc. (c)	5.15%	3/1/2012	375	373,564
Kansas City Power & Light	7.125%	12/15/2005	97	99,688
KB Home	5.875%	1/15/2015	300	304,742
L-3 Comm Holdings Corp.	7.625%	6/15/2012	582	638,745
MarkWest Energy Partners L.P./Finance+	6.875%	11/1/2014	210	217,350
Mediacom Broadband LLC	11.00%	7/15/2013	360	400,050
MGM Mirage, Inc.	6.75%	9/1/2012	540	573,750
Nevada Power Co. +	5.875%	1/15/2015	25	25,438
Nevada Power Co.	8.25%	6/1/2011	450	516,375
Northwest Pipeline Corp.	8.125%	3/1/2010	490	540,838
Northwestern Corp +	5.875%	11/1/2014	225	228,849
Peabody Energy Corp.	5.875%	4/15/2016	530	537,950
Phelps Dodge Corp.	8.75%	6/1/2011	375	454,394
Potash Corp. of Saskatchewan, Inc.(a)	7.75%	5/31/2011	845	984,718
Quest Diagnostics, Inc.	7.50%	7/12/2011	845	966,477
Rogers Cablesystems (a)	10.00%	3/15/2005	735	742,350
Rogers Wireless, Inc. (a)	7.25%	12/15/2012	275	299,063
Rouse Company	8.00%	4/30/2009	390	422,375
Scholastic Corp.	5.75%	1/15/2007	625	640,817
Sprint Capital Corp.	8.75%	3/15/2032	203	273,399
Telecom Italia Capital +(a)	4.00%	1/15/2010	530	514,452
Telecom Italia Capital (a)	5.25%	11/15/2013	1,580	1,595,919
Telus Corp. (a)	8.00%	6/1/2011	470	549,634
Tennessee Gas Pipeline	6.00%	12/15/2011	108	106,380
Time Warner, Inc.	6.125%	4/15/2006	235	240,925
Time Warner, Inc.	7.625%	4/15/2031	1,292	1,580,501
UnitedHealth Group, Inc.	3.375%	8/15/2007	979	963,121
Valor Telecom Enterprise +	7.75%	2/15/2015	540	562,950
Ventas Realty L.P. Capital Corp.	6.625%	10/15/2014	425	435,625
Verizon Global Funding Corp.	7.25%	12/1/2010	698	788,500
Weyerhaeuser Co.	7.375%	3/15/2032	299	361,215
Total				52,684,469

See Notes to Schedule of Investments.

3

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Foreign Bonds 2.88%
Republic of Argentina (a)	2.332%#	4/30/2013	$290	$235,224
Republic of Brazil, Federal (a)	10.50%	7/14/2014	1,030	1,209,220
Republic of Bulgaria +(a)	8.25%	1/15/2015	125	158,000
Republic of Colombia (a)	10.75%	1/15/2013	270	316,575
Republic of Ecuador +(a)	8.00%#	8/15/2030	40	37,500
Republic of Panama	8.875%	9/30/2027	270	306,450
Republic of Panama	9.625%	2/8/2011	195	231,562
Republic of Peru (a)	8.375%	5/3/2016	275	303,875
Republic of Philippines (a)	10.625%	3/16/2025	240	268,800
Republic of South Africa (a)	6.50%	6/2/2014	210	229,950
Republic of Turkey (a)	8.00%	2/14/2034	250	265,313
Republic of Turkey (a)	9.875%	3/19/2008	285	323,475
Republic of Venezuela (a)	9.375%	1/13/2034	140	144,550
Republic of Venezuela (a)	10.75%	9/19/2013	395	457,213
Russian Federation +(a)	5.00%#	3/31/2030	1,405	1,482,275
United Mexican States (a)	6.375%	1/16/2013	900	954,000
United Mexican States (a)	6.75%	9/27/2034	425	433,925
Total				7,357,907

Government Sponsored Enterprises Bonds 5.88%
Federal National Mortgage Assoc.	4.75%	2/21/2013	15,123	15,009,094

Government Sponsored Enterprises Collateralized Mortgage Obligations 0.00%
Federal Home Loan Mortgage Corp. 2638 IK IO	5.00%	7/15/2009	1,757	10,264

Government Sponsored Enterprises Pass-Throughs 27.59%
Federal Gold Home Loan Mortgage Corp. Gold	5.00%	TBA	5,860	5,783,088
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	106	112,226
Federal Home Loan Mortgage Corp. A21418	5.00%	5/1/2034	1,085	1,071,746
Federal Home Loan Mortgage Corp. A22363	5.00%	5/1/2034	1,942	1,918,999
Federal Home Loan Mortgage Corp. A30051(e)	6.50%	12/1/2034	1,000	1,043,405
Federal Home Loan Mortgage Corp. B14216	4.50%	5/1/2019	1,734	1,715,191
Federal Home Loan Mortgage Corp. B14400	5.00%	11/1/2019	3,972	4,006,684
Federal Home Loan Mortgage Corp. B15140	4.50%	6/1/2019	1,331	1,316,011

See Notes to Schedule of Investments.

4

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. B15328	5.00%	6/1/2019	$2,504	$2,526,325
Federal Home Loan Mortgage Corp. B15593	5.50%	7/1/2019	1,526	1,566,259
Federal Home Loan Mortgage Corp. C01622	5.00%	9/1/2033	2,434	2,408,730
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	111	117,288
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	476	501,403
Federal Home Loan Mortgage Corp. C70001(e)	6.50%	8/1/2032	1,188	1,238,009
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	154	162,086
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	172	173,530
Federal Home Loan Mortgage Corp. G01658	5.00%	2/1/2034	2,147	2,125,017
Federal Home Loan Mortgage Corp. G01736 (e)	6.50%	9/1/2034	2,930	3,053,877
Federal Home Loan Mortgage Corp. G01741 (e)	6.50%	10/1/2034	2,255	2,349,991
Federal Home Loan Mortgage Corp. G01781 (e)	6.50%	12/1/2034	7,485	7,801,456
Federal Home Loan Mortgage Corp. G01782 (e)	6.50%	2/1/2035	4,550	4,742,368
Federal Home Loan Mortgage Corp. G11659	4.50%	1/1/2019	1,000	990,435
Federal Home Loan Mortgage Corp. G18020	4.50%	11/1/2019	588	581,967
Federal National Mortgage Assoc.	5.00%	11/1/2033	1,317	1,301,425
Federal National Mortgage Assoc.	5.50%	11/1/2034	598	603,450
Federal National Mortgage Assoc.	5.50%	11/1/2034	1,166	1,177,534
Federal National Mortgage Assoc.	5.50%	1/1/2035	5,166	5,216,301
Federal National Mortgage Assoc.	6.50%	TBA	13,975	14,555,829
Federal National Mortgage Assoc.	6.50%	7/1/2008	207	218,545
Federal National Mortgage Assoc.	6.87%	4/1/2006	45	45,547
Federal National Mortgage Assoc.	7.04%	3/1/2007	46	47,503
Federal National Mortgage Assoc.	7.055%	7/1/2006	7	7,072
Total				70,479,297

Non-Agency Commercial Mortgage-Backed Securities 12.80%
Banc of America Commercial Mtg. 2003-2 A2	4.342%	3/11/2041	1,510	1,504,556
Credit Suisse First Boston Mtg. 1998-C2 A1	5.96%	11/11/2030	1,036	1,056,101
Credit Suisse First Boston Mtg. 2004-C3 A3	4.302%	7/15/2036	680	675,298
DLJ Commercial Mtg. Corp. 1998-CF1 A1A	6.14%	2/18/2031	154	154,171
GMAC Commercial Mtg. Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	1,345	1,362,231
GMAC Commercial Mtg. Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	7,205	6,891,660
Greenwich Capital Commercial Funding 2003-C2 A2	4.022%	1/5/2036	425	419,545

See Notes to Schedule of Investments.

5

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
JP Morgan Chase Commercial Mtg. Securities 2004-C1 A2	4.914%	7/12/2037	$390		$396,073
JP Morgan Chase Commercial Mtg. Securities 2004-CB8 A4	4.404%	1/12/2039	6,020		5,806,333
LB-UBS Commercial Mtg. 2003-C1 A4	4.394%	3/15/2032	2,565		2,499,966
LB-UBS Commercial Mtg. 2003-C8 A3	4.83%	11/15/2027	750		756,946
Morgan Stanley Capital I 2004-HQ3 A4	4.80%	1/13/2041	6,800		6,768,846
Wachovia Bank Commercial Mtg. 2003-C5 A2	3.989%	6/15/2035	4,650		4,407,535
Total					32,699,261

Pass-Through Agencies 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	—	(b)	95

U.S. Treasury Obligations 17.61%
U.S. Treasury Bond	5.25%	2/15/2029	10,902		11,626,819
U.S. Treasury Note (d)	4.875%	2/15/2012	15,491		16,146,347
U.S. Treasury Note	3.125%	1/31/2007	8,644		8,575,124
U.S. Treasury Note	3.50%	12/15/2009	3,664		3,586,144
U.S. Treasury Note	4.00%	6/15/2009	846		848,380
U.S. Treasury Strips	Zero Coupon	8/15/2020	1,850		879,429
U.S. Treasury Strips	Zero Coupon	11/15/2027	9,990		3,320,806
Total					44,983,049
Total Long-Term Investments (Cost $252,545,443)					253,994,471

See Notes to Schedule of Investments.

6

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 10.02%
Repurchase Agreement 10.02%
Repurchase Agreement dated 2/28/2005, 2.62% due 3/1/2005 with J.P. Morgan Chase & Co. collateralized by $25,844,000 of Federal Home Loan Mortgage Corp. at 4.50% due 7/15/2013; value: $25,718,657; proceeds: $25,592,862 (Cost $25,591,000)	$25,591	$25,591,000

Total Investments in Securities 109.44% (Cost $278,136,443)		279,585,471
Liabilities in Excess of Cash and Other Assets (9.44%)		(24,116,123)
Net Assets 100.00%		$255,469,348

+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at February 28, 2005.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than $1,000.
(c)	Securities purchased on a when-issued basis.
(d)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2005.
(e)	All (or a portion of) security held as a deposit with brokers for securities sold short.
IO	Interest Only.
TBA

To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

SECURITY SOLD SHORT

Government Sponsored Enterprises Pass-Throughs	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. Gold	6.50%	TBA	$13,970	$14,550,621
Total (Proceeds $14,584,644)

See Notes to Schedule of Investments.

7

Notes to Schedule of Investments (unaudited)

1.                                      ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company, organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of seven funds. These Schedules of Investments cover the following two funds: Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”) (collectively, the “Funds”).

The investment objective of each Fund is to seek income and capital appreciation to produce high total return.

2.                                      SIGNIFICANT ACCOUNTING POLICIES

(a)                                  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)                                 Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)                                  Futures Contracts–Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

Each Fund had the following futures obligations outstanding as of February 28, 2005:

	Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
Core Fixed Income Fund	U.S. 5 Year Treasury Note	March 2005	19	Short	$(2,054,375)	$32,086
Total Return Fund	U.S. 5 Year Treasury Note	March 2005	64	Short	(6,920,000)	108,080

(d)                                 Repurchase Agreements–The Funds may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)                                    Mortgage Dollar Rolls–The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.  Such transactions are treated as financing transactions for financial reporting purposes.  During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.  However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.  The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

(g)                                 Short Sales– Each Fund may sell a security it does not own in anticipation of a decline in the fair value of the security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

(h)                                 When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.             FEDERAL TAX INFORMATION

As of  February 28, 2005, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Core Fixed Income Fund	Total Return Fund
Tax Cost	$72,873,559	$264,636,239
Gross unrealized gain	255,500	1,576,296
Gross unrealized loss	(374,092)	(1,177,685)
Net unrealized security gain	$(118,592)	$398,611

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

4.             INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.  Early principal repayment may deprive a Fund of income payments above current market rates.  The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds, in which the Total Return Fund may invest, are subject to greater price fluctuations, as well as additional risks.  Each Fund’s investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect Fund performance.

Item 2:                                  Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                  Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 26, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 26, 2005